Technology and content expense (Tables)	12 Months Ended
Dec. 31, 2022
Technology and content expense
Schedule of technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Staff Costs - Technology and content	15,125	16,355	26,806
Technology license and maintenance expenses	16,656	22,842	28,446
Technology and content expense	31,781	39,197	55,252